As filed with the U.S. Securities and Exchange Commission on April 21, 2020

Securities Act File No. 333-60304

Investment Company Act File No. 811-10371

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 39	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 40	X

LORD ABBETT TRUST I

(formerly Lord Abbett Equity Trust)

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)

 X   on May 21, 2020 pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on (date) pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until May 21, 2020, the effectiveness of the registration statement for Lord Abbett Climate Focused Bond Fund (the “Fund”) filed in Post-Effective Amendment No. 37, which was filed on February 7, 2020 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 39 incorporates by reference the information to the Fund contained in Parts A, B, and C of Post-Effective Amendment No. 37.

This filing relates solely to Lord Abbett Climate Focused Bond Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 21st day of April 2020.

LORD ABBETT TRUST I

BY: /s/ John T. Fitzgerald

John T. Fitzgerald

Vice President and Assistant Secretary

BY: /s/ Bernard J. Grzelak

Bernard J. Grzelak

Chief Financial Officer and Vice President

BY: /s/ Vito A. Fronda

Vito A. Fronda

Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	April 21, 2020
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	April 21, 2020
Douglas B. Sieg

Evelyn E. Guernsey*	Trustee	April 21, 2020
Evelyn E. Guernsey

Julie A. Hill*	Trustee	April 21, 2020
Julie A. Hill

Kathleen M. Lutito*	Trustee	April 21, 2020
Kathleen M. Lutito

James M. McTaggart*	Trustee	April 21, 2020
James M. McTaggart

Charles O. Prince*	Trustee	April 21, 2020
Charles O. Prince

Karla M. Rabusch*	Trustee	April 21, 2020
Karla M. Rabusch

Mark A. Schmid*	Trustee	April 21, 2020
Mark A. Schmid
*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on February 7, 2020, Accession Number 0000930413-20-000226.